Document and Entity Information	Jan. 28, 2016
Prospectus:
Document Type	497
Document Period End Date	Jan. 28, 2016
Registrant Name	UBS RMA MONEY FUND INC
Central Index Key	0000703876
Amendment Flag	false
Document Creation Date	Jan. 28, 2016
Document Effective Date	Jan. 28, 2016
Prospectus Date	Aug. 28, 2015
UBS Retirement Money Fund | UBS Retirement Money Fund
Prospectus:
Trading Symbol	PWRXX